GOODWILL AND INTANGIBLE ASSETS (Schedule of Goodwill and Intangible Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	$ 38,743	$ 35,981
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	245,464	242,260
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	(206,721)	(206,279)
Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	38,743	35,981
Goodwill [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	79,182	79,182
Development cost [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	124,310	121,173
Patents and licences [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	8,718	8,707
Other [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	$ 33,254	$ 33,198